Balance Sheet Offsetting	12 Months Ended
Dec. 31, 2013
Balance Sheet Offsetting
Balance Sheet Offsetting

25. Balance Sheet Offsetting

Certain financial instruments, including resale and repurchase agreements, securities lending arrangements and derivatives, may be eligible for offset in the consolidated balance sheet and/or subject to master netting arrangements or similar agreements. The following tables present the assets and liabilities subject to an enforceable master netting arrangement, repurchase agreements, or similar agreements with offsetting rights (in thousands).

				Gross Amounts Not Offset in
			Net Amounts	the Balance Sheet
	Gross Amounts	Gross Amounts	of Assets		Cash
	of Recognized	Offset in the	Presented in the	Financial	Collateral	Net
	Assets	Balance Sheet	Balance Sheet	Instruments	Pledged	Amount
December 31,2013
Securities borrowed:
Institutional counterparties	$107,365	$—	$107,365	$(107,365)	$—	$—

Forward MBS sale derivatives:
Institutional counterparties	11,489	(76)	11,413	—	(286)	11,127
	$118,854	$(76)	$118,778	$(107,365)	$(286)	$11,127
December 31,2012
Securities Borrowed:
Institutional counterparties	$103,936	$—	$103,936	$(103,936)	$—	$—
	$103,936	$—	$103,936	$(103,936)	$—	$—

				Gross Amounts Not Offset in
			Net Amounts	the Balance Sheet
	Gross Amounts	Gross Amounts	of Liabilities		Cash
	of Recognized	Offset in the	Presented in the	Financial	Collateral	Net
	Liabities	Balance Sheet	Balance Sheet	Instruments	Pledged	Amount
December 31,2013
Securities Loaned:
Institutional counterparties	$74,913	$—	$74,913	$(74,913)	$—	$—

Repurchase Agreements:
Customer counterparties	107,462	—	107,462	(107,462)	—	—

Forward MBS Sale Derivatives:
Institutional counterparties	30	—	30	—	(17)	13
	$182,405	$—	$182,405	$(182,375)	$(17)	$13
December 31,2012
Securities Loaned:
Institutional counterparties	$115,102	$—	$115,102	$(115,102)	$—	$—

Repurchase Agreements:
Customer counterparties	85,726	—	85,726	(85,726)	—	—

Forward MBS Sale Derivatives:
Institutional counterparties	2,000	(975)	1,025	—	(249)	776
	$202,828	$(975)	$201,853	$(200,828)	$(249)	$776